Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (101,826,419)	$ (14,551,328)	$ (27,005,768)
Adjustments to reconcile net loss to net cash used in operating activities:
(Recovery of allowance)/ Allowance for credit losses	45,776,123	2,053,698	(5,108,723)
Interest expenses from convertible loans	417,331	195,773
Share-based compensation expenses	5,877,334	1,560,527
(Recovery of allowance)/Allowance for prepaid expenses and other current and non-current assets	1,115,241	7,028,173	(1,090,759)
Allowance for advance to suppliers		833,831
Allowance for amount due from a related party	13,690,435
Impairment on equity investment	2,536,443		150,708
Written-down of inventories			557,518
Interest expenses on loans from shareholder	420,262	449,843	522,081
Depreciation and amortization	120,850	539,935	692,775
Loss from the disposal of property and equipment	1,677,367	80,542	3,442
Loss from lease termination and modification		19,654	591,980
Gain from the disposal of equity investment			(208,837)
Loss from equity investment		81,618	155,734
Deferred tax expenses			3,787,692
Right-of-use assets amortization	49,411	604,341	615,968
Changes in assets and liabilities
Accounts receivable	3,457,418	(30,428,887)	11,107,280
Inventories	14,362	52,407	122,761
Contract costs	702,727	(867,850)	264,272
Prepaid expenses and other current assets	(645,157)	(2,166,932)	(2,497,385)
Amount due from related parties	(124,255)	(108,329)	47,593
Accounts payable	12,065,772	14,075,170	4,767,425
Deferred revenue	457,650	787,447	(828,971)
Accrued expenses and other current liabilities	7,064,260	5,132,181	(1,245,200)
Amount due to related parties	(152,116)	(84,676)	(134,560)
Advance to suppliers	3,168,620
Lease payment liabilities	506	(647,385)	(1,106,876)
Prepaid expenses and other non-current assets	(978,947)	221,998	(408,567)
Accrued liabilities, non-current	1,425,918		458,919
Net cash used in operating activities	(3,688,864)	(15,138,249)	(15,789,498)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(41,739)	(368,171)	(2,164,442)
Purchase of intangible assets		(3,120)	(41,177)
Cash received from property and equipment	83,826
Purchase of equity investments			(917,962)
Disposal of equity investments			164,659
Collection of loans to third parties			4,448,587
Loan to third parties		(97,280)	(7,942,875)
Collection of loans to related parties			290,076
Loan to related parties			(13,896,680)
Net cash used in investing activities	42,087	(468,571)	(20,059,814)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short borrowings	10,393,043	34,046,722	26,832,747
Repayments of short-term borrowings	(15,360,112)	(27,098,128)	(18,297,134)
Proceeds from long-term borrowings	1,387,082
Proceeds from interests-free borrowings from related parties		150,000
Repayments of interests-free borrowings from related parties	(150,000)	(416,916)	(31,776)
Proceeds from borrowings from related parties			400,000
Repayments of borrowings from related parties		(812,747)	(1,355,760)
Proceeds from borrowings from third-parties	3,113,099	5,738,524	4,589,812
Repayments of borrowings from third-parties	(3,549,077)	(1,244,699)	(6,407,941)
Repayment of convertible loans			(3,656,872)
Convertible notes payable	1,372,032
Proceeds from convertible loans	8,513,468	4,496,945
Proceeds from issuance of ordinary shares		980,000
Proceeds from issuance of ordinary shares upon Initial Public Offering, net of issuance cost			34,399,268
Proceeds from issuance of preferred shares			731
Net cash provided by financing activities	5,719,535	15,839,701	36,473,075
Effect of exchange rate changes	(483,032)	(950,830)	(85,466)
Net change in cash, cash equivalents and restricted cash	1,589,726	(717,949)	538,297
Cash, cash equivalents and restricted cash, at beginning of year	846,593	1,564,542	1,026,245
Cash, cash equivalents and restricted cash, at end of year	2,436,319	846,593	1,564,542
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	3,075,537	1,613,858	3,799,202
Income taxes paid
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Recognition of right-of-use assets and lease payment liabilities			2,793,664
Accrued expense and other liabilities, non-current converted into current		512,313	605,609
-Conversion of convertible loans		$ 4,475,962